Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	11,850	$ 1,405,410
Elbit Systems, Ltd. (A)	9,750	1,394,250
Huntington Ingalls Industries, Inc.	26,700	5,496,195

		8,295,855

Auto Components - 1.0%
BorgWarner, Inc.	42,500	1,970,300
Dana, Inc.	38,250	930,622
Gentex Corp.	22,500	802,575
Stoneridge, Inc. (B)	25,750	819,108
Visteon Corp. (B)	15,100	1,841,445

		6,364,050

Banks - 7.0%
Atlantic Union Bankshares Corp.	28,000	1,074,080
Bank of Princeton (A)	10,500	300,510
Berkshire Hills Bancorp, Inc.	63,500	1,417,320
Central Valley Community Bancorp	14,650	269,707
CIT Group, Inc.	110,892	5,712,047
Dime Community Bancshares, Inc.	54,756	1,650,346
First Citizens BancShares, Inc., Class A	8,900	7,438,353
First Community Bankshares, Inc.	47,754	1,432,142
First Merchants Corp.	53,800	2,501,700
Hope Bancorp, Inc.	58,272	877,576
Investors Bancorp, Inc.	68,900	1,012,141
Lakeland Bancorp, Inc.	130,500	2,274,615
OceanFirst Financial Corp.	42,000	1,005,480
People’s United Financial, Inc.	83,000	1,485,700
Sandy Spring Bancorp, Inc.	71,000	3,083,530
Sterling Bancorp	78,750	1,812,825
Umpqua Holdings Corp.	119,500	2,097,225
United Bankshares, Inc.	13,750	530,475
United Community Banks, Inc.	76,000	2,593,120
Washington Trust Bancorp, Inc.	15,103	779,768
Webster Financial Corp.	33,350	1,837,918
Western Alliance Bancorp	22,500	2,124,900

		43,311,478

Beverages - 1.1%
Molson Coors Beverage Co., Class B (B)	136,800	6,997,320

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (B)	47,500	7,263,225
Exelixis, Inc. (B)	76,050	1,717,970
United Therapeutics Corp. (B)	21,500	3,596,305

		12,577,500

Building Products - 1.8%
American Woodmark Corp. (B)	21,850	2,153,973
Gibraltar Industries, Inc. (B)	10,000	915,100
Masonite International Corp. (B)	16,000	1,843,840
Owens Corning	21,100	1,943,099
PGT Innovations, Inc. (B)	78,150	1,973,288
Quanex Building Products Corp.	89,750	2,354,142

		11,183,442

Capital Markets - 1.5%
Cboe Global Markets, Inc.	41,300	4,075,897

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Piper Sandler Cos.	23,450	$ 2,571,293
Stifel Financial Corp.	38,000	2,434,280

		9,081,470

Chemicals - 1.7%
Axalta Coating Systems, Ltd. (B)	193,600	5,726,688
Chase Corp.	9,850	1,146,441
Huntsman Corp.	40,500	1,167,615
Mosaic Co.	62,267	1,968,260
Trinseo SA	6,250	397,938

		10,406,942

Commercial Services & Supplies - 0.4%
HNI Corp.	29,150	1,153,174
Tetra Tech, Inc.	9,800	1,330,056

		2,483,230

Communications Equipment - 0.7%
Harmonic, Inc. (A) (B)	82,500	646,800
KVH Industries, Inc. (B)	141,582	1,795,260
NETGEAR, Inc. (B)	9,800	402,780
Silicom, Ltd. (B)	35,550	1,604,016

		4,448,856

Construction & Engineering - 1.5%
AECOM (B)	45,200	2,897,772
Comfort Systems USA, Inc.	40,300	3,013,231
EMCOR Group, Inc.	25,450	2,854,472
Granite Construction, Inc.	17,000	684,250

		9,449,725

Construction Materials - 0.3%
US Concrete, Inc. (B)	25,000	1,833,000

Consumer Finance - 0.9%
Ally Financial, Inc.	126,100	5,700,981

Containers & Packaging - 1.7%
Berry Global Group, Inc. (B)	68,300	4,193,620
Sealed Air Corp.	142,400	6,524,768

		10,718,388

Distributors - 1.0%
LKQ Corp. (B)	145,800	6,171,714

Diversified Consumer Services - 0.7%
American Public Education, Inc. (B)	67,850	2,417,495
Strategic Education, Inc.	6,750	620,393
Stride, Inc. (B)	47,700	1,436,247

		4,474,135

Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	59,700	1,947,414

Electric Utilities - 2.7%
Evergy, Inc.	112,300	6,685,219
OGE Energy Corp.	286,200	9,261,432
Portland General Electric Co.	16,250	771,387

		16,718,038

Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,300	874,500
LSI Industries, Inc.	132,400	1,129,372
Regal Beloit Corp.	22,700	3,238,836

		5,242,708

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.9%
Coherent, Inc. (B)	8,750	$ 2,212,787
FLIR Systems, Inc.	60,300	3,405,141
Methode Electronics, Inc.	49,850	2,092,703
OSI Systems, Inc. (B)	10,200	980,220
Vishay Intertechnology, Inc.	84,600	2,037,168
Vontier Corp. (B)	242,200	7,331,394

		18,059,413

Energy Equipment & Services - 0.8%
Baker Hughes Co.	175,000	3,781,750
Helix Energy Solutions Group, Inc. (A) (B)	103,100	520,655
Helmerich & Payne, Inc.	30,700	827,672

		5,130,077

Entertainment - 0.2%
Madison Square Garden Entertainment Corp. (B)	10,300	842,540
Madison Square Garden Sports Corp., Class A (B)	3,000	538,380

		1,380,920

Equity Real Estate Investment Trusts - 3.9%
Apple Hospitality, Inc.	124,850	1,819,065
Brandywine Realty Trust	117,400	1,515,634
Community Healthcare Trust, Inc.	30,210	1,393,285
Gaming & Leisure Properties, Inc.	133,653	5,670,897
JBG SMITH Properties	222,300	7,066,917
Lexington Realty Trust	166,500	1,849,815
Physicians Realty Trust	126,650	2,237,905
Piedmont Office Realty Trust, Inc., Class A	41,500	720,855
Sabra Health Care, Inc.	91,200	1,583,232
Summit Hotel Properties, Inc. (B)	52,900	537,464

		24,395,069

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	30,450	717,707

Food Products - 3.8%
Bunge, Ltd.	35,200	2,790,304
Ingredion, Inc.	19,900	1,789,408
Kraft Heinz Co.	167,687	6,707,480
Nomad Foods, Ltd. (B)	19,500	535,470
Post Holdings, Inc. (B)	94,268	9,966,013
Sanderson Farms, Inc.	6,200	965,836
Whole Earth Brands, Inc. (A) (B)	78,000	1,017,120

		23,771,631

Gas Utilities - 1.1%
UGI Corp.	162,000	6,643,620

Health Care Equipment & Supplies - 0.8%
AngioDynamics, Inc. (B)	85,150	1,992,510
Meridian Bioscience, Inc. (B)	63,450	1,665,563
OraSure Technologies, Inc. (B)	125,300	1,462,251

		5,120,324

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	60,200	7,107,814
AMN Healthcare Services, Inc. (B)	29,300	2,159,410
Centene Corp. (B)	118,600	7,579,726
Cross Country Healthcare, Inc. (B)	192,000	2,398,080
Encompass Health Corp.	22,400	1,834,560
Laboratory Corp. of America Holdings (B)	21,777	5,553,788

		26,633,378

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	6,500	$ 1,478,230

Household Durables - 1.4%
Helen of Troy, Ltd. (B)	6,900	1,453,554
KB Home	44,450	2,068,258
La-Z-Boy, Inc.	46,100	1,958,328
MDC Holdings, Inc.	23,000	1,366,200
PulteGroup, Inc.	17,300	907,212
Turtle Beach Corp. (B)	35,750	953,453

		8,707,005

Household Products - 0.9%
Reynolds Consumer Products, Inc.	94,800	2,823,144
Spectrum Brands Holdings, Inc.	34,600	2,941,000

		5,764,144

Independent Power & Renewable Electricity Producers - 1.2%
Vistra Corp.	432,531	7,647,148

Insurance - 10.0%
Alleghany Corp. (B)	15,401	9,645,492
Allstate Corp.	66,900	7,686,810
American International Group, Inc.	61,300	2,832,673
Arch Capital Group, Ltd. (B)	278,700	10,693,719
Everest Re Group, Ltd.	6,450	1,598,375
Fidelity National Financial, Inc.	239,327	9,731,036
Loews Corp.	164,423	8,431,611
Markel Corp. (B)	5,100	5,812,062
Old Republic International Corp.	98,200	2,144,688
Selective Insurance Group, Inc.	41,000	2,974,140
United Fire Group, Inc.	14,400	501,120

		62,051,726

Interactive Media & Services - 0.4%
IAC / InterActiveCorp (B)	11,700	2,530,827

Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	111,000	6,797,640

IT Services - 1.6%
Euronet Worldwide, Inc. (B)	24,100	3,333,030
FleetCor Technologies, Inc. (B)	20,300	5,453,189
Perficient, Inc. (B)	20,250	1,189,080

		9,975,299

Leisure Products - 0.6%
MasterCraft Boat Holdings, Inc. (B)	95,600	2,542,004
Polaris, Inc.	9,400	1,254,900

		3,796,904

Machinery - 1.7%
Altra Industrial Motion Corp.	29,650	1,640,238
Columbus McKinnon Corp.	40,500	2,136,780
Douglas Dynamics, Inc.	23,800	1,098,370
Gencor Industries, Inc. (B)	57,000	764,370
Lydall, Inc. (B)	41,600	1,403,584
Miller Industries, Inc.	18,700	863,753
Mueller Industries, Inc.	69,000	2,853,150

		10,760,245

Media - 3.8%
DISH Network Corp., Class A (B)	158,500	5,737,700
Fox Corp., Class A	75,900	2,740,749
Liberty Broadband Corp., Class C (B)	49,390	7,415,908

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	146,444	$ 6,459,645
MSG Networks, Inc., Class A (B)	96,700	1,454,368

		23,808,370

Metals & Mining - 1.0%
Commercial Metals Co.	85,250	2,629,110
Kaiser Aluminum Corp.	17,050	1,884,025
Schnitzer Steel Industries, Inc., Class A	33,600	1,404,144

		5,917,279

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	751,789	6,465,385

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	255,100	5,778,015
NiSource, Inc.	360,600	8,694,066
NorthWestern Corp.	58,850	3,837,020

		18,309,101

Multiline Retail - 1.7%
Dollar Tree, Inc. (B)	90,300	10,335,738

Oil, Gas & Consumable Fuels - 2.8%
Delek US Holdings, Inc.	46,000	1,001,880
EQT Corp. (B)	178,300	3,312,814
HollyFrontier Corp.	78,900	2,823,042
Magnolia Oil & Gas Corp., Class A (B)	162,000	1,859,760
REX American Resources Corp. (B)	20,700	1,742,319
Williams Cos., Inc.	284,900	6,749,281

		17,489,096

Paper & Forest Products - 0.5%
Domtar Corp.	36,450	1,346,828
Glatfelter Corp.	92,200	1,581,230

		2,928,058

Pharmaceuticals - 1.8%
Bausch Health Cos., Inc. (B)	120,400	3,821,496
BioDelivery Sciences International, Inc. (B)	309,500	1,210,145
Jazz Pharmaceuticals PLC (B)	11,000	1,808,070
Viatris, Inc. (B)	324,000	4,526,280

		11,365,991

Professional Services - 3.2%
ASGN, Inc. (B)	21,850	2,085,364
FTI Consulting, Inc. (B)	9,000	1,260,990
Heidrick & Struggles International, Inc.	35,700	1,275,204
ICF International, Inc.	28,000	2,447,200
KBR, Inc.	162,200	6,226,858
Leidos Holdings, Inc.	57,800	5,564,984
Science Applications International Corp.	13,200	1,103,388

		19,963,988

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (B)	15,900	2,846,736
Newmark Group, Inc., Class A	62,000	620,310

		3,467,046

Road & Rail - 0.4%
AMERCO	3,600	2,205,360

Semiconductors & Semiconductor Equipment - 3.7%
AXT, Inc. (B)	61,450	716,507
Cohu, Inc. (B)	79,200	3,313,728

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor Corp. (B)	148,100	$ 3,687,690
MaxLinear, Inc. (B)	12,150	414,072
MKS Instruments, Inc.	14,700	2,725,674
NeoPhotonics Corp. (B)	67,500	806,625
Onto Innovation, Inc. (B)	30,850	2,027,153
Qorvo, Inc. (B)	16,900	3,087,630
Silicon Motion Technology Corp., ADR	54,000	3,207,060
Tower Semiconductor, Ltd. (B)	69,350	1,944,574
Universal Display Corp.	5,250	1,243,043

		23,173,756

Software - 2.0%
CDK Global, Inc.	105,100	5,681,706
Progress Software Corp.	21,400	942,884
SS&C Technologies Holdings, Inc.	81,400	5,687,418

		12,312,008

Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A (B)	61,500	2,110,065
Academy Sports & Outdoors, Inc. (B)	9,300	251,007
American Eagle Outfitters, Inc. (A)	125,600	3,672,544
Foot Locker, Inc.	24,000	1,350,000
Hibbett Sports, Inc. (B)	19,350	1,333,021
O’Reilly Automotive, Inc. (B)	8,600	4,362,350
Ross Stores, Inc.	31,400	3,765,174
Urban Outfitters, Inc. (B)	61,000	2,268,590
Williams-Sonoma, Inc.	13,500	2,419,200

		21,531,951

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (B)	128,500	4,876,575

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (B)	3,600	1,189,512
Steven Madden, Ltd.	42,650	1,589,139

		2,778,651

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	63,700	1,419,236
TrustCo Bank Corp.	216,800	1,597,816
Washington Federal, Inc.	96,000	2,956,800

		5,973,852

Trading Companies & Distributors - 0.8%
AerCap Holdings NV (B)	89,100	5,233,734

Total Common Stocks (Cost $448,654,397)		606,903,492

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	477,420	477,420

Total Other Investment Company (Cost $477,420)		477,420

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.1%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $19,572,912 on 04/01/2021. Collateralized by U.S. Government Obligations, 2.50% - 2.75%, due 03/31/2023 - 04/30/2023, and with a total value of $19,964,417.

$ 19,572,912	$ 19,572,912

Total Repurchase Agreement (Cost $19,572,912)	19,572,912

Total Investments (Cost $468,704,729)	626,953,824
Net Other Assets (Liabilities) - (0.6)%	(3,580,951)

Net Assets - 100.0%	$ 623,372,873

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$606,903,492	$—	$—	$606,903,492
Other Investment Company	477,420	—	—	477,420
Repurchase Agreement	—	19,572,912	—	19,572,912

Total Investments	$607,380,912	$19,572,912	$—	$626,953,824

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,930,072, collateralized by cash collateral of $477,420 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,557,015. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5